Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy
We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. We maintain a structured, risk-based approach to cybersecurity management and information protection aligned with international best practices such as ISO/IEC 27001, ISO 31000 and NIST Cybersecurity Framework. Cybersecurity risk management is integrated into the Information Security Management System, or ISMS, and the corporate Enterprise Risk Management, or ERM, framework, ensuring methodological consistency and strategic level oversight.
Our processes for the identification, analysis, evaluation and treatment of risks arising from cyber threats are systematic and documented, taking into account the potential impact on confidentiality, integrity, and availability of information. Technical, administrative and organizational
controls are implemented based on risk assessments, prioritization of critical assets, and continuous evaluation of the evolving threat landscape.
Our technological infrastructure is periodically reinforced through the implementation of security controls, patch management, continuous monitoring, vulnerability assessments and security testing. In addition, formal detection, response and recovery capabilities are maintained to reduce the attack surface, enhance operational resilience, and ensure business continuity. This comprehensive approach enables continuous improvement of the control environment, mitigating emerging risks while ensuring regulatory compliance and the protection of the organization’s strategic information assets.
Our privacy and cybersecurity policies encompass governance framework for comprehensive incident management, response procedures, information protection and vendor management, which ensures a systematic and risk-based approach. Since 2017, we have a formal cybersecurity program which has been continuously developed based on international standards and methodologies and is consolidated within an ISMS aligned with and certified under ISO/IEC 27001.
We have implemented policies, controls and procedures designed to align with security best practices, including risk management, information classification, multi-factor authentication, or MFA, based access control, vulnerability management and incident response. Our methodology incorporates continuous improvement cycles that include both internal and external audits, as well as periodic assessments of the evolving threat landscape.
With respect to third party service providers, we obligate our vendors to adhere to privacy and cybersecurity measures, and we perform risk assessments of vendors, including their ability to protect data from unauthorized access. We apply a formal third-party risk categorization model based on a risk-based approach, under which vendors are classified according to their level of operational criticality and the inherent risk they pose to information security and business continuity. This assessment considers factors such as the type and volume of data to which they have access (including personal data or sensitive information), their level of connectivity to our systems, and the operational dependency associated with the services provided.
Based on these criteria, third parties are segmented into categories (critical, medium, or low), which helps determine the level of due diligence required, contractual security controls, certification requirements (such as ISO 27001 or PCI DSS), frequency of assessments, ongoing monitoring, and required remediation plans. This framework enables the organization to prioritize oversight resources, mitigate third-party risks proportionately, and ensure the integration of vendor risk within the broader enterprise risk management framework.
Additionally, we maintain formal processes to oversee, assess, and identify cybersecurity risks associated with service providers. Third-party risk management is conducted through pre-engagement
risk assessments, security contractual clauses, compliance reviews, and continuous monitoring of critical services. Service providers are required to maintain security controls equivalent to the standards mandated by the organization and ISO/IEC 27001.

Our cybersecurity policies aim to:

•	reduce our vulnerabilities and risks associated with personal and confidential information and assets;

•	increase visibility and improve monitoring over threats associated with confidentiality, availability and integrity of our digital ecosystem; and

•	increase our incident response and resilience capacity to preserve business continuity.
As a part of this effort, in 2022, we entered into an agreement with SCITUM, S.A. de C.V. who provides specialized cybersecurity services, including supervision, prevention, detection, investigation and response to possible threats through a security center of operations. Our cybersecurity program is based on international standards to execute and maintain established practices for the benefit of our customers and suppliers.
In order to help develop these policies and procedures, we also monitor the privacy and cybersecurity laws, regulations and guidance applicable to us in the regions where we do business. We are subject to privacy and data security laws, regulation and rules of different jurisdictions, including Mexico, the European Union, the United States, the United Kingdom, Peru and Colombia and violations of privacy and data security laws, regulations and rules could subject us to litigation, regulatory enforcement, investigations or other legal action, carrying the potential for substantial damages, fines, sanctions or other penalties, injunctive relief requiring costly compliance measures, and reputational damage. See “Item 3. Key Information
—
D. Risk Factors
—
Risks Related to Our Business
—
Actual or perceived failures to comply with applicable privacy and data security laws, regulations, rules, industry standards and other obligations could adversely affect our business, operating results, financial condition and reputation.” As a result, we have the need to regularly monitor and update our IT infrastructure and privacy and data security programs, particularly our procedures to obtaining, safeguarding, transferring, eliminating and otherwise processing personal information and other confidential data, which may be costly. We endeavor to frequently update and reinforce our privacy notices and contracts that involve personal data, in order to comply with the specific legal requirements applicable to us.
Malicious software, malicious actors, employee or vendor misconduct, and other external threats could expose our information systems and those of our service providers to security breaches, cybersecurity incidents or other operational disruptions, any of which could materially and adversely affect our business. For more information, see “Item 3. Key Information
—
D. Risk Factors
—
Risks Related to Our Business
—
Our business relies on technology and automated systems, many of which are operated by third parties, and any failure of these technologies or systems could materially and adversely affect our business.”
We are not aware that we have experienced a material cybersecurity incident during 2025. In particular, no impact has been identified to proprietary, financial, sensitive or customer-related information, including reservations, itineraries, or flight data.
As part of our commitment to information security, we have strengthened surveillance measures and continuous monitoring of our technology platforms by implementing stricter access controls and advanced early-detection mechanisms for anomalous activities. Additionally, we maintain close collaboration with the aviation industry in the exchange of intelligence and threat information, enabling us to more effectively anticipate and mitigate current threats while safeguarding our passengers’ information and travel experience.
However, the sophistication and frequency of cybersecurity threats continue to increase, including through the use of artificial intelligence by malicious actors. Accordingly, the controls and preventive measures we implemented to mitigate cybersecurity risks and protect our systems, including periodic testing or our cybersecurity incident response plan, may prove to be insufficient against emerging threats or advanced attack vectors. In addition, the adoption of new technologies aimed at improving operational efficiency, including our use of artificial intelligence, may further increase the complexity of our IT environment and expand our exposure to cybersecurity risks. If not properly managed, such risks could result in operational disruptions, loss of sensitive information, regulatory exposure or reputational harm.

Governance
We continuously focus on reinforcing our critical business processes and prioritizing operational redundancy to increase the quality and safety of our services to our customers, particularly in regards to personal information. As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our audit committee, comprised of independent directors from our Board, together with our risk committee and IT risk manager, oversees the Board’s responsibilities relating to the operational (including information technology (IT) risks, business continuity and data security) risk affairs of the Company. The risk committee’s primary responsibilities include:

•	ensuring that established processes are aligned with the ERM methodology to identify, assess, and mitigate cybersecurity risks;

•	monitoring the effectiveness of internal controls related to information security, cybersecurity, and data protection; and

•	receiving periodic reports from the IT risk manager regarding the management and monitoring of identified critical risks.
Our audit committee is informed of such risks through quarterly reports presented by our chief information security officer, or CISO, as part of a formal reporting and oversight process. This process includes the presentation of cybersecurity risk assessments, monitoring of identified critical risks, updates on the status of mitigation plans, the results of internal and external security assessments and audits, as well as notification of significant incidents. The CISO reports directly to senior management and provides periodic and ad hoc updates to the audit committee, including prompt notification of material cybersecurity incidents, thereby ensuring that the committee remains informed of significant developments and response actions.
Our CISO
,
who has been a
chief information security officer
for eight years and has extensive experience in cybersecurity, technology risk management, data protection, and information security governance. The CISO’s background includes the implementation and certification of international frameworks such as ISO/IEC 27001, the adoption of standards including NIST and PCI DSS, the management of security incidents, oversight of business continuity programs, and the execution of enterprise-level risk assessments. The CISO also has experience leading multidisciplinary teams, engaging with senior management, and working closely with the legal and compliance department and the privacy officer, integrating cybersecurity as a strategic component of enterprise risk management. Additionally, he actively promotes training, education, and awareness programs on information security, strengthening the organization’s security culture and reducing risks associated with the human factor. Our CISO oversees the implementation and compliance of our information security standards and mitigation of information security related risks. Currently, as a Company, we have a service level 1 certification from PCI DSS v.4.1, which concerns the payment card industry, and ISO 27001: 2022 certification since December 2023. Our main initiatives under our crisis management plan are based on the ISO 27001 domain security controls and the frameworks of the National Institute of Standards and Technology at the U.S. Department of Commerce, or NIST frameworks. Our plan includes a recurrent technology scouting stand, which encompasses security layers, including vulnerability management, forensics, product security, data classification and threat intelligence. In addition, we are members of the Aviation Information Sharing & Analysis Center, or the
A-ISAC,
since 2017, and have participated in regional initiatives, such as workshops, events and intelligence sharing. Our management level committees and cybersecurity incident team support our processes to assess and manage cybersecurity risks, as discussed below.
The data protection committee, a management level committee, is chaired by our CISO and is responsible at the management level for assessing and managing cybersecurity and data protection risks, including oversight of compliance works in close coordination with our legal and compliance department, the privacy officer, and the general counsel to ensure that data protection and cybersecurity risks are appropriately identified, assessed and mitigated in accordance with applicable legal and regulatory requirements. Together, they deliberate and make decisions on matters related to the collection, use, processing, transfer, retention and safeguarding of personal information. This internal body deliberates and makes decisions on matters related to the use of personal information based on our obligations under applicable laws.
In addition, the crisis incident management response team, which includes senior executives from across the Company, is responsible for the operational management of cybersecurity incidents, including detection containment, investigation, remediation and escalation of material events to senior management and, when appropriate, to the executive committee. The crisis incident man age
ment team is responsible for assessing and managing cybersecurity risks at the operational level.

Our data protection committee and our crisis incident management response team provide summary reports with respect to their activities to our CISO. Our CISO consolidates and reports such information to our audit committee or risk committee, as appropriate.
Members of management and relevant management-level
committees
are informed of cyb
erse
curity matters thr
oug
h a structured i
ncide
nt management and reporting framework. This framework includes continuous security monitoring by the information security function, real-time alerting protocols for potential incidents, and defined escalation procedures based on severity and potential impact. The crisis incident management response team receives timely updates regarding the prevention, detection, containment, mitigation, and remediation of cybersecurity incidents, including root cause analyses and corrective action plans, natural disasters and business outages. Management also reviews post-incident reports and lessons learned to enhance controls, strengthen preventive measures, and improve overall incident response capabilities. The crisis incident management response team also conducts quarterly assessments of its communication plan to ensure that its members can be promptly alerted in the event of a crisis and convene to discuss response options.
At the employee level, we maintain an experienced information technology team who are tasked with implementing our privacy and cybersecurity program and support the CISO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek
to promote awareness of cybersecurity risk through communication and education of our employee population.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We prioritize the management of cybersecurity risk and the protection of information across our enterprise by embedding data protection and cybersecurity risk management in our operations. We maintain a structured, risk-based approach to cybersecurity management and information protection aligned with international best practices such as ISO/IEC 27001, ISO 31000 and NIST Cybersecurity Framework. Cybersecurity risk management is integrated into the Information Security Management System, or ISMS, and the corporate Enterprise Risk Management, or ERM, framework, ensuring methodological consistency and strategic level oversight.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
Malicious software, malicious actors, employee or vendor misconduct, and other external threats could expose our information systems and those of our service providers to security breaches, cybersecurity incidents or other operational disruptions, any of which could materially and adversely affect our business. For more information, see “Item 3. Key Information
—
D. Risk Factors
—
Risks Related to Our Business
—
Our business relies on technology and automated systems, many of which are operated by third parties, and any failure of these technologies or systems could materially and adversely affect our business.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
We continuously focus on reinforcing our critical business processes and prioritizing operational redundancy to increase the quality and safety of our services to our customers, particularly in regards to personal information. As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our audit committee, comprised of independent directors from our Board, together with our risk committee and IT risk manager, oversees the Board’s responsibilities relating to the operational (including information technology (IT) risks, business continuity and data security) risk affairs of the Company. The risk committee’s primary responsibilities include:

•	ensuring that established processes are aligned with the ERM methodology to identify, assess, and mitigate cybersecurity risks;

•	monitoring the effectiveness of internal controls related to information security, cybersecurity, and data protection; and

•	receiving periodic reports from the IT risk manager regarding the management and monitoring of identified critical risks.
Our audit committee is informed of such risks through quarterly reports presented by our chief information security officer, or CISO, as part of a formal reporting and oversight process. This process includes the presentation of cybersecurity risk assessments, monitoring of identified critical risks, updates on the status of mitigation plans, the results of internal and external security assessments and audits, as well as notification of significant incidents. The CISO reports directly to senior management and provides periodic and ad hoc updates to the audit committee, including prompt notification of material cybersecurity incidents, thereby ensuring that the committee remains informed of significant developments and response actions.
Our CISO
,
who has been a
chief information security officer
for eight years and has extensive experience in cybersecurity, technology risk management, data protection, and information security governance. The CISO’s background includes the implementation and certification of international frameworks such as ISO/IEC 27001, the adoption of standards including NIST and PCI DSS, the management of security incidents, oversight of business continuity programs, and the execution of enterprise-level risk assessments. The CISO also has experience leading multidisciplinary teams, engaging with senior management, and working closely with the legal and compliance department and the privacy officer, integrating cybersecurity as a strategic component of enterprise risk management. Additionally, he actively promotes training, education, and awareness programs on information security, strengthening the organization’s security culture and reducing risks associated with the human factor. Our CISO oversees the implementation and compliance of our information security standards and mitigation of information security related risks. Currently, as a Company, we have a service level 1 certification from PCI DSS v.4.1, which concerns the payment card industry, and ISO 27001: 2022 certification since December 2023. Our main initiatives under our crisis management plan are based on the ISO 27001 domain security controls and the frameworks of the National Institute of Standards and Technology at the U.S. Department of Commerce, or NIST frameworks. Our plan includes a recurrent technology scouting stand, which encompasses security layers, including vulnerability management, forensics, product security, data classification and threat intelligence. In addition, we are members of the Aviation Information Sharing & Analysis Center, or the
A-ISAC,
since 2017, and have participated in regional initiatives, such as workshops, events and intelligence sharing. Our management level committees and cybersecurity incident team support our processes to assess and manage cybersecurity risks, as discussed below.
The data protection committee, a management level committee, is chaired by our CISO and is responsible at the management level for assessing and managing cybersecurity and data protection risks, including oversight of compliance works in close coordination with our legal and compliance department, the privacy officer, and the general counsel to ensure that data protection and cybersecurity risks are appropriately identified, assessed and mitigated in accordance with applicable legal and regulatory requirements. Together, they deliberate and make decisions on matters related to the collection, use, processing, transfer, retention and safeguarding of personal information. This internal body deliberates and makes decisions on matters related to the use of personal information based on our obligations under applicable laws.
In addition, the crisis incident management response team, which includes senior executives from across the Company, is responsible for the operational management of cybersecurity incidents, including detection containment, investigation, remediation and escalation of material events to senior management and, when appropriate, to the executive committee. The crisis incident man age
ment team is responsible for assessing and managing cybersecurity risks at the operational level.

Our data protection committee and our crisis incident management response team provide summary reports with respect to their activities to our CISO. Our CISO consolidates and reports such information to our audit committee or risk committee, as appropriate.
Members of management and relevant management-level
committees
are informed of cyb
erse
curity matters thr
oug
h a structured i
ncide
nt management and reporting framework. This framework includes continuous security monitoring by the information security function, real-time alerting protocols for potential incidents, and defined escalation procedures based on severity and potential impact. The crisis incident management response team receives timely updates regarding the prevention, detection, containment, mitigation, and remediation of cybersecurity incidents, including root cause analyses and corrective action plans, natural disasters and business outages. Management also reviews post-incident reports and lessons learned to enhance controls, strengthen preventive measures, and improve overall incident response capabilities. The crisis incident management response team also conducts quarterly assessments of its communication plan to ensure that its members can be promptly alerted in the event of a crisis and convene to discuss response options.
At the employee level, we maintain an experienced information technology team who are tasked with implementing our privacy and cybersecurity program and support the CISO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek
to promote awareness of cybersecurity risk through communication and education of our employee population.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	We continuously focus on reinforcing our critical business processes and prioritizing operational redundancy to increase the quality and safety of our services to our customers, particularly in regards to personal information. As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training.
Cybersecurity Risk Role of Management [Text Block]
We continuously focus on reinforcing our critical business processes and prioritizing operational redundancy to increase the quality and safety of our services to our customers, particularly in regards to personal information. As part of our overall risk management approach, we prioritize the identification and management of cybersecurity risk at several levels, including Board oversight, executive commitment and employee training. Our audit committee, comprised of independent directors from our Board, together with our risk committee and IT risk manager, oversees the Board’s responsibilities relating to the operational (including information technology (IT) risks, business continuity and data security) risk affairs of the Company. The risk committee’s primary responsibilities include:

•	ensuring that established processes are aligned with the ERM methodology to identify, assess, and mitigate cybersecurity risks;

•	monitoring the effectiveness of internal controls related to information security, cybersecurity, and data protection; and

•	receiving periodic reports from the IT risk manager regarding the management and monitoring of identified critical risks.
Our audit committee is informed of such risks through quarterly reports presented by our chief information security officer, or CISO, as part of a formal reporting and oversight process. This process includes the presentation of cybersecurity risk assessments, monitoring of identified critical risks, updates on the status of mitigation plans, the results of internal and external security assessments and audits, as well as notification of significant incidents. The CISO reports directly to senior management and provides periodic and ad hoc updates to the audit committee, including prompt notification of material cybersecurity incidents, thereby ensuring that the committee remains informed of significant developments and response actions.
Our CISO
,
who has been a
chief information security officer
for eight years and has extensive experience in cybersecurity, technology risk management, data protection, and information security governance. The CISO’s background includes the implementation and certification of international frameworks such as ISO/IEC 27001, the adoption of standards including NIST and PCI DSS, the management of security incidents, oversight of business continuity programs, and the execution of enterprise-level risk assessments. The CISO also has experience leading multidisciplinary teams, engaging with senior management, and working closely with the legal and compliance department and the privacy officer, integrating cybersecurity as a strategic component of enterprise risk management. Additionally, he actively promotes training, education, and awareness programs on information security, strengthening the organization’s security culture and reducing risks associated with the human factor. Our CISO oversees the implementation and compliance of our information security standards and mitigation of information security related risks. Currently, as a Company, we have a service level 1 certification from PCI DSS v.4.1, which concerns the payment card industry, and ISO 27001: 2022 certification since December 2023. Our main initiatives under our crisis management plan are based on the ISO 27001 domain security controls and the frameworks of the National Institute of Standards and Technology at the U.S. Department of Commerce, or NIST frameworks. Our plan includes a recurrent technology scouting stand, which encompasses security layers, including vulnerability management, forensics, product security, data classification and threat intelligence. In addition, we are members of the Aviation Information Sharing & Analysis Center, or the
A-ISAC,
since 2017, and have participated in regional initiatives, such as workshops, events and intelligence sharing. Our management level committees and cybersecurity incident team support our processes to assess and manage cybersecurity risks, as discussed below.
The data protection committee, a management level committee, is chaired by our CISO and is responsible at the management level for assessing and managing cybersecurity and data protection risks, including oversight of compliance works in close coordination with our legal and compliance department, the privacy officer, and the general counsel to ensure that data protection and cybersecurity risks are appropriately identified, assessed and mitigated in accordance with applicable legal and regulatory requirements. Together, they deliberate and make decisions on matters related to the collection, use, processing, transfer, retention and safeguarding of personal information. This internal body deliberates and makes decisions on matters related to the use of personal information based on our obligations under applicable laws.
In addition, the crisis incident management response team, which includes senior executives from across the Company, is responsible for the operational management of cybersecurity incidents, including detection containment, investigation, remediation and escalation of material events to senior management and, when appropriate, to the executive committee. The crisis incident man age
ment team is responsible for assessing and managing cybersecurity risks at the operational level.

Our data protection committee and our crisis incident management response team provide summary reports with respect to their activities to our CISO. Our CISO consolidates and reports such information to our audit committee or risk committee, as appropriate.
Members of management and relevant management-level
committees
are informed of cyb
erse
curity matters thr
oug
h a structured i
ncide
nt management and reporting framework. This framework includes continuous security monitoring by the information security function, real-time alerting protocols for potential incidents, and defined escalation procedures based on severity and potential impact. The crisis incident management response team receives timely updates regarding the prevention, detection, containment, mitigation, and remediation of cybersecurity incidents, including root cause analyses and corrective action plans, natural disasters and business outages. Management also reviews post-incident reports and lessons learned to enhance controls, strengthen preventive measures, and improve overall incident response capabilities. The crisis incident management response team also conducts quarterly assessments of its communication plan to ensure that its members can be promptly alerted in the event of a crisis and convene to discuss response options.
At the employee level, we maintain an experienced information technology team who are tasked with implementing our privacy and cybersecurity program and support the CISO in carrying out reporting, security and mitigation functions. We also hold employee trainings on privacy and cybersecurity, records and information management, conduct phishing tests and generally seek
to promote awareness of cybersecurity risk through communication and education of our employee population.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our CISO
,
who has been a
chief information security officer
for eight years and has extensive experience in cybersecurity, technology risk management, data protection, and information security governance. The CISO’s background includes the implementation and certification of international frameworks such as ISO/IEC 27001, the adoption of standards including NIST and PCI DSS, the management of security incidents, oversight of business continuity programs, and the execution of enterprise-level risk assessments. The CISO also has experience leading multidisciplinary teams, engaging with senior management, and working closely with the legal and compliance department and the privacy officer, integrating cybersecurity as a strategic component of enterprise risk management. Additionally, he actively promotes training, education, and awareness programs on information security, strengthening the organization’s security culture and reducing risks associated with the human factor. Our CISO oversees the implementation and compliance of our information security standards and mitigation of information security related risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The crisis incident man age ment team is responsible for assessing and managing cybersecurity risks at the operational level.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	the crisis incident management response team, which includes senior executives from across the Company, is responsible for the operational management of cybersecurity incidents, including detection containment, investigation, remediation and escalation of material events to senior management and, when appropriate, to the executive committee. The crisis incident man age
ment team is responsible for assessing and managing cybersecurity risks at the operational level.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true